Additional Information - Condensed Financial Statements (Condensed Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Statement of Income Captions [Line Items]
Revenues	$ 1,845,447	$ 1,812,827	$ 1,769,589
Cost of revenues	982,095	982,486	950,268
Gross profit	863,352	830,341	819,321
Operating expenses:
General and administrative	95,773	108,764	119,041
Operating loss	380	(116,243)	(189,198)
Other income /(expense)	21,948	64,724	6,697
Income /(loss) before income tax benefit /(expense)	21,783	(35,957)	(176,836)
Income tax expense /(benefit)	31,176	(13,433)	272,636
Net loss	(149,336)	(160,082)	(554,526)
Other comprehensive income /(loss)	(13,069)	(37,339)	68,429
Comprehensive loss	(149,704)	(166,074)	(519,534)
Sohu.com Limited [Member]
Condensed Statement of Income Captions [Line Items]
Revenues	0	0	0
Cost of revenues	0	0	0
Gross profit	0	0	0
Operating expenses:
General and administrative	2,320	12,206	8,824
Operating loss	(2,320)	(12,206)	(8,824)
Share of loss of subsidiaries and VIEs	(184,092)	(232,307)	(331,106)
Other income /(expense)	44,738	22	71
Interest income	225	5,865	152
Income /(loss) before income tax benefit /(expense)	(141,449)	(238,626)	(339,707)
Income tax expense /(benefit)	7,887	(78,544)	214,819
Net loss	(149,336)	(160,082)	(554,526)
Other comprehensive income /(loss)	24,351	(13,494)	34,992
Comprehensive loss	$ (124,985)	$ (173,576)	$ (519,534)